Related Party Transactions	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE N - RELATED PARTY TRANSACTIONS

The Company had a related party note receivable which represented amounts owed by Tribal Tech LLC to the Company. The note accrued interest at 3% per annum and was paid in full in September 2014.

Related party payables represent amounts due to the 49% owner in the JV at December 2014 for subcontract labor and other costs related to a U.S. Department of Energy contract.

During 2013, the Company borrowed $80,000 from the family of a shareholder and Board member. The amount was paid in full in October 2014.